Summary of Business and Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Summary of Business and Significant Accounting Policies [Abstract]
Schedule of a Straight-Line Basis Over the Following Estimated Useful Lives

Property, plant and equipment are carried at cost less accumulated depreciation and any recorded impairment. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Category	Estimated useful life	Estimated residual values
Building	20 years	0 – 10%
Computer and office equipment	3 years	0 – 10%
Leasehold improvement	Over the shorter of lease term or the estimated useful lives of the assets
Property, plant and equipment are carried at cost less accumulated depreciation and any recorded impairment. Depreciation is calculated on a straight-line basis over the following estimated useful lives:
Category	Estimated useful life	Estimated residual values
Building	20 years	0 – 10%
Computer and office equipment	3 years	0 – 10%
Leasehold improvement	Over the shorter of lease term or the estimated useful lives of the assets
Property, plant and equipment are carried at cost less accumulated depreciation and any recorded impairment. Depreciation is calculated on a straight-line basis over the following estimated useful lives:
Category	Estimated useful life	Estimated residual values
Building	20 years	0 – 10%
Computer and office equipment	3 years	0 – 10%
Leasehold improvement	Over the shorter of lease term or the estimated useful lives of the assets

Schedule of Exchange Rates

The following exchange rates, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board, were used to translate the amounts from the functional currency RMB into the presentation currency USD or US$ for the respective periods:

	December 31, 2023	December 31, 2022
Period end exchange rate	US$1.00 to RMB 7.0999	US$1.00 to RMB 6.8972
Six months average exchange rate	US$1.00 to RMB 7.2203	US$1.00 to RMB 6.3726
The following exchange rates, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board, were used to translate the amounts from the functional currency RMB into the presentation currency USD or US$ for the respective periods:
	June 30, 2023	June 30, 2022
Year end exchange rate	US$1.00 to RMB 7.2513	US$1.00 to RMB 6.6981
Year average exchange rate	US$1.00 to RMB 6.9655	US$1.00 to RMB 6.4477
The following exchange rates, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board, were used to translate the amounts from the functional currency RMB into the presentation currency United States dollars (“USD or US$”) for the respective periods:
	June 30, 2022	June 30, 2021
Year end exchange rate	US$1.00 to RMB 6.6981	US$1.00 to RMB 6.4566
Year average exchange rate	US$1.00 to RMB 6.4477	US$1.00 to RMB 6.6217